BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Geographic Areas (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Disclosure [Line Items]
Net Sales	$ 2,982.5	$ 2,878.9	$ 2,860.1	$ 2,617.1	$ 2,880.6	$ 2,730.8	$ 2,830.0	$ 2,448.1	$ 11,338.6	$ 10,889.5	$ 10,022.4
Property, plant & equipment	1,454.1				1,478.6				1,454.1	1,478.6	1,325.0
United States
Segment Reporting Disclosure [Line Items]
Net Sales									5,492.4	5,208.0	4,856.0
Property, plant & equipment	639.7				620.7				639.7	620.7	570.0
Canada
Segment Reporting Disclosure [Line Items]
Net Sales									591.3	600.3	578.2
Property, plant & equipment	20.9				25.0				20.9	25.0	19.3
Other Americas
Segment Reporting Disclosure [Line Items]
Net Sales									788.4	818.2	807.2
Property, plant & equipment	82.2				84.4				82.2	84.4	88.5
FRANCE
Segment Reporting Disclosure [Line Items]
Net Sales									695.6	704.6	699.1
Property, plant & equipment	74.7				85.3				74.7	85.3	71.1
Other Europe
Segment Reporting Disclosure [Line Items]
Net Sales									2,585.3	2,417.9	2,298.8
Property, plant & equipment	333.2				368.8				333.2	368.8	323.7
Asia
Segment Reporting Disclosure [Line Items]
Net Sales									1,185.6	1,140.5	783.1
Property, plant & equipment	$ 303.4				$ 294.4				$ 303.4	$ 294.4	$ 252.4